Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.2%
8,082	iShares 20+ Year Treasury Bond ETF	$ 1,130,429	2.0
10,237	iShares Core U.S. Aggregate Bond ETF	1,129,755	2.0
34,246	Vanguard Emerging Markets ETF	1,637,644	2.9
172,074	Vanguard FTSE Developed Markets ETF	8,223,417	14.4
9,651	Vanguard Mid-Cap ETF	2,242,989	3.9

	Total Exchange-Traded Funds
	(Cost $15,062,274)	14,364,234	25.2

MUTUAL FUNDS: 74.8%
	Affiliated Investment Companies: 20.5%
480,128	Voya Intermediate Bond Fund - Class P3	4,719,655	8.2
150,346	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,695,904	3.0
270,644	Voya Multi-Manager International Equity Fund - Class P3	2,928,365	5.1
248,801	Voya Multi-Manager International Factors Fund - Class P3	2,378,540	4.2
		11,722,464	20.5

	Unaffiliated Investment Companies: 54.3%
596,180	TIAA-CREF S&P 500 Index Fund - Institutional Class	28,568,929	50.1
101,380	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	2,374,330	4 .2
		30,943,259	54.3

	Total Mutual Funds
	(Cost $44,467,943)	42,665,723	74.8

	Total Investments in Securities (Cost $59,530,217)	$ 57,029,957	100.0
	Assets in Excess of Other Liabilities	20,862	0.0
	Net Assets	$ 57,050,819	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,364,234	$–	$–	$14,364,234
Mutual Funds	42,665,723	–	–	42,665,723
Total Investments, at fair value	$57,029,957	$–	$–	$57,029,957

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,147,431	$733,109	$(1,811,808)	$(68,732)	$-	$54,808	$11,306	$-
Voya Intermediate Bond Fund - Class P3	2,688,914	3,916,411	(1,791,187)	(94,483)	4,719,655	72,689	(125,666)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,590,643	1,590,499	(936,174)	(549,064)	1,695,904	31,559	8,669	212,111
Voya Multi-Manager International Equity Fund - Class P3	1,632,388	3,991,858	(2,062,220)	(633,661)	2,928,365	37,874	(191,361)	467,589
Voya Multi-Manager International Factors Fund - Class P3	1,237,011	3,214,525	(1,700,877)	(372,119)	2,378,540	91,172	(48,352)	215,881
	$8,296,387	$13,446,402	$(8,302,266)	$(1,718,059)	$11,722,464	$288,102	$(345,404)	$895,581

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $59,551,521.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 25,406
Gross Unrealized Depreciation	(2,546,970)
Net Unrealized Depreciation	$ (2,521,564)